Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities
Amortized cost	$ 4,647,931	$ 3,486,274
Gross unrealized gain	5,972	7,374
Gross unrealized losses	(63,841)	(47,551)
Estimated fair value	4,590,062	3,446,097
Schedule of Held-to-maturity Securities
Amortized cost	227,318	89,216
Gross unrealized gains	1,571	1,666
Gross unrealized losses	(925)	(950)
Estimated fair value	227,964	89,932
Fair value of securities held as collateral	2,100,000	1,500,000
U.S. Government-Sponsored Enterprise Obligations
Schedule of Available-for-sale Securities
Amortized cost	41,003	212,662
Gross unrealized gain	18	245
Gross unrealized losses	(406)	(549)
Estimated fair value	40,615	212,358
Obligations of State and Political Subdivisions
Schedule of Available-for-sale Securities
Amortized cost	271,451	286,458
Gross unrealized gain	4,246	1,948
Gross unrealized losses	(1,493)	(5,207)
Estimated fair value	274,204	283,199
Schedule of Held-to-maturity Securities
Amortized cost	206,736	64,726
Gross unrealized gains	1,530	1,609
Gross unrealized losses	(275)	(133)
Estimated fair value	207,991	66,202
Mortgage-Backed Securities
Schedule of Available-for-sale Securities
Amortized cost	4,221,472	2,888,180
Gross unrealized gain	1,461	4,820
Gross unrealized losses	(61,028)	(41,291)
Estimated fair value	4,161,905	2,851,709
Schedule of Held-to-maturity Securities
Amortized cost	20,582	24,490
Gross unrealized gains	41	57
Gross unrealized losses	(650)	(817)
Estimated fair value	19,973	23,730
Other Securities
Schedule of Available-for-sale Securities
Amortized cost	114,005	98,974
Gross unrealized gain	247	361
Gross unrealized losses	(914)	(504)
Estimated fair value	$ 113,338	$ 98,831